SIGNIFICANT ACCOUNTING POLICIES (Goodwill And Intangible Assets) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Segment Reporting Information [Line Items]
Number of reporting units	1	2	2
Impairment of intangible assests	$ 1,185		$ 450
Impairment of intangible assets	1,705	323	3,370
Candela Corporation [Member]
Segment Reporting Information [Line Items]
Impairment of intangible assests			$ 510
Professional Aesthetic Devices And Emerging Business Units [Member]
Segment Reporting Information [Line Items]
Number of operating segments	1
Professional Aesthetic Devices [Member]
Segment Reporting Information [Line Items]
Number of reporting units	5